Goodwill (Tables)	6 Months Ended
Jun. 30, 2022
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Reconciliation of Goodwill

Million US dollar	30 June 2022	31 December 2021

Acquisition cost
Balance at end of previous year	118 461	123 702
Effect of movements in foreign exchange	(632)	(5 456)
Transfers (to)/from intangible assets	(4)	18
Hyperinflation monetary adjustments	180	196

Balance at end of the period	118 004	118 461

Impairment losses
Balance at end of previous year	(2 665)	(2 731)
Effect of movements in foreign exchange	53	66

Balance at end of the period	(2 612)	(2 665)

Carrying amount
Balance at end of the period	115 392	115 796

Summary of Carrying Amount of Goodwill Allocated to Different Cash-generating Units
The carrying amount of goodwill was allocated to the different cash-generating units as follows:

Million US dollar	30 June 2022	31 December 2021

United States	33 603	33 607
Rest of North America	2 079	2 114
Mexico	12 424	12 062
Colombia	14 769	15 344
Rest of Middle Americas	23 431	22 769
Brazil	3 494	3 280
Rest of South America	1 253	1 173
Europe	2 045	2 244
South Africa	9 961	10 231
Rest of Africa	5 192	5 287
China	3 210	3 387
Rest of Asia Pacific	3 396	3 717
Global Export and Holding Companies	535	582

Total carrying amount of goodwill	115 392	115 796